Borrowings - Principal Payments Due (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Long Term Debt By Maturity [Abstract]
2016	$ 24,004
2017	26,415
2018	75,316
2019	420,334
2020	21,537
2021 and thereafter	50,256
Total borrowings	$ 617,862	$ 586,738